Supplement dated August 21, 2024 to April 29, 2024 Prospectus, Summary Prospectus and/or Updating Summary Prospectus (“Prospectuses”) for:

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Preference Premier® Variable Annuity Contracts (offered from December 12, 2008 through October 7, 2011) B Class, B Plus Class, C Class, L Class, R Class Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company

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Preference Premier® Variable Annuity Contracts (offered after October 7, 2011) Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company B Class, B Plus Class, C Class, L Class, R Class

•	Gold Track Select Prospectus Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company

Effective on or about August 19, 2024, all references in the Prospectuses to Brighthouse/abrdn Emerging Markets Equity Portfolio are changed as follows:

•	The name of the Portfolio is changed to: SSGA Emerging Markets Enhanced Index Portfolio II
•	The Portfolio subadviser is changed to: SSGA Funds Management, Inc.

RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.